Consolidated Statements of Changes in Owners' Equity - USD ($) shares in Thousands, $ in Millions	Total	Share capital	Contributed surplus	Retained earnings (deficit)	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2018		190,000
Beginning balance at Dec. 31, 2018	$ 182	$ 284	$ 0	$ (123)	$ 21
Net income	69			69
Other comprehensive loss	(6)				(6)
Ending balance (in shares) at Dec. 31, 2019		190,000
Ending balance at Dec. 31, 2019	245	$ 284	0	(54)	15
Net income	103			103
Other comprehensive loss	74				74
Excess of fair value of consideration paid over the carrying value of business acquired	(16)			(16)
Ending balance (in shares) at Dec. 31, 2020		245,000
Ending balance at Dec. 31, 2020	1,111	$ 989	0	33	89
Net income	78			78
Other comprehensive loss	(55)				(55)
Number of shares issued in public offering (in shares)		21,000
Subordinate Voting Shares issued in public offering	525	$ 525
Share issuance costs, net of taxes	(25)	(25)
Withholding taxes on net share settlement of equity awards	(6)	(2)	0	(4)
Share-based compensation	27	$ 3	24
Ending balance (in shares) at Dec. 31, 2021		266,000
Ending balance at Dec. 31, 2021	$ 1,655	$ 1,490	$ 24	$ 107	$ 34